                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09084
                                                     ---------

                                 The Weiss Fund
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 561-515-8558
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE WEISS FUND
                                                                   July 28, 2004
A LETTER FROM THE PRESIDENT
Dear Shareholder,

     I am pleased to be writing to you as the new President of The Weiss Fund, effective April 30, 2004. I have been a part of the Weiss family for the past 17 years, most recently as the former president of Weiss Money Management, Inc., the adviser for this fund.

     It is with pleasure that I present the Semi-Annual Report for the six months ended June 30, 2004 for the Weiss Treasury Only Money Market Fund.

     The first half of 2004 has shown signs of robust economic growth, rising consumer confidence, and greater corporate earnings. These items resulted in a more positive environment for financial markets. The U.S. economy experienced a boom in the housing market, consumers were exposed to some of the best lending rates in decades, the country's deficit continued to reach record levels, and oil prices rose to heights not seen since the 1970's.

     During the six-month period ended June 30, 2004, strong economic growth fueled fears of inflation which boosted yields (and depressed prices) of most U.S. Government bonds. The yield on the 10-year U.S. Treasury bond rose over 7%, ending the six-month period at 4.57%, up from 4.25% at the beginning of the year. Most of the run-up in interest rates came in April, as the economic expansion gathered momentum, feeding fears of inflation and causing investors to sell their intermediate and long-term bond holdings.

     Fortunately, your Treasury Only Money Market Fund is not directly affected by rising long-term interest rates. The Fund invests in the shorter maturities - U.S. Treasury Bills - and must maintain an average weighted maturity of 90 days or less at all times. Yields on these short-term securities were more stable than their long-term counterparts, remaining steady throughout the first part of the year. However, as it became apparent in late May that the Federal Reserve was likely going to raise short-term interest rates in their policy meeting at the end of June, short-term interest rates surged.

     Throughout the period, indeed since the middle of 2003, we have been concerned about the potential likelihood of rising short-term interest rates as the economy appeared to be improving. Based on our expectations, we managed the Fund by keeping the average weighted maturity low. This policy benefited the Fund, especially late in the quarter as short-term rates surged, pushing the 7-day yield of the Fund, after fee waivers, to 0.38% as of June 30, 2004, up from 0.26% as of April 28, 2004*.

     Rising interest rates are a double-edged sword for most fixed income investors and hence many naturally dread rising interest rates. However, by keeping the average maturity of the Fund very short, as interest rates rise we expect to be able to quickly invest at higher yields as they become available. In this way, we hope to boost your overall return even as long-term bondholders suffer.

     As we head into the second half of 2004 and into 2005, we expect the Federal Reserve will continue to raise short-term rates, perhaps several more times in order to keep inflationary pressures in check. If short-term interest rates rise as we expect, we believe that the yield on your money market fund is positioned to rise as well.

     We thank you for investing in the Weiss Treasury Only Money Market Fund and welcome your questions and comments. As always we look forward to continuing to serve your interests in the future. Should you have any questions about The Weiss Fund, please call a Fund representative at 1-800-430-9617.

Sincerely,

/s/ Dana Nicholas

Dana Nicholas
President
The Weiss Fund

     The opinions expressed in this report are those of Weiss Money Management, Inc. and are current only through the end of the period of the report as stated on the cover. These opinions should not be relied upon for investment advice, and are subject to change based upon market or other conditions.

 * All performance results reflect applicable expense waivers and reimbursements, without which the results would have been less favorable. Past performance is no guarantee of future results. The current performance may be lower or higher than the performance data quoted. Shareholders may obtain current 7-day yield information on the Fund's website at www.weissfund.com.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2004
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)                VALUE
---------------------------------------                       ---------             ------------
U.S. TREASURY BILLS -- 68.3%
     0.985%, due 07/08/04...................................   $15,000              $ 14,997,127
     0.920%, due 07/22/04...................................     5,000                 4,997,317
     0.940%, due 07/29/04...................................     5,000                 4,996,344
     0.940%, due 08/05/04...................................     5,000                 4,995,431
     0.975%, due 08/12/04...................................     5,000                 4,994,313
     0.960%, due 08/19/04...................................     5,000                 4,993,467
     0.985%, due 08/26/04...................................     5,000                 4,992,339
     0.9625%, due 09/02/04..................................     5,000                 4,991,578
     0.985%, due 09/02/04...................................     5,000                 4,991,381
     1.020%, due 09/09/04...................................     5,000                 4,990,083
     1.085%, due 09/16/04...................................     5,000                 4,988,397
     1.290%, due 09/23/04...................................    10,000                 9,969,900
     1.15487%, due 09/23/04.................................     5,000                 4,986,758
     1.295%, due 09/30/04...................................     5,000                 4,983,633
                                                                                    ------------
TOTAL U.S. TREASURY BILLS (COST $84,868,068)................                          84,868,068
                                                                                    ------------
REPURCHASE AGREEMENT -- 31.6%
  Fidelity Investments Repurchase Agreement 1.20%, due
     07/01/04 (dated 06/30/04; proceeds $9,300,310
     collateralized by $9,489,000 U.S. Treasury Bills due
     07/08/04, valued at $9,489,000) (Cost $9,300,000)......     9,300                 9,300,000
  MSDW Repurchase Agreement 1.24%, due 07/01/04 (dated
     06/30/04; proceeds $30,001,033 collateralized by
     $26,500,000 U.S. Treasury Bond, 12.75% due 11/15/10,
     valued at $30,574,375) (Cost $30,000,000)..............    30,000                30,000,000
                                                                                    ------------
TOTAL REPURCHASE AGREEMENT (COST $39,300,000)...............                          39,300,000
                                                                                    ------------

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2004 (CONCLUDED)
(UNAUDITED)

                                                               SHARES                  VALUE
                                                              ---------             ------------
SHORT-TERM INVESTMENT -- 0.2%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
     $231,242)..............................................       231              $    231,242
                                                                                    ------------
TOTAL INVESTMENTS -- 100.1% (COST $124,399,310*)............                         124,399,310
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)
  Accrued Advisory Expense..................................                             (33,618)
  Accrued Administrative Expense............................                             (10,752)
  Accrued Custody Expense...................................                              (3,300)
  Accrued Transfer Agent Expense............................                             (14,487)
  Other Liabilities.........................................                             (75,515)
  Other Assets..............................................                               8,898
                                                                                    ------------
                                                                                        (128,774)
                                                                                    ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  124,270,934 shares of capital stock outstanding)..........                        $124,270,536
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($124,270,536 / 124,270,934 shares outstanding)...........                        $       1.00
                                                                                    ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004
(UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................  $ 668,161
                                                              ---------
EXPENSES:
  Investment advisory fees..................................    343,532
  Administration fees.......................................     64,059
  Transfer agent fees.......................................     83,976
  Registration and filing fees..............................     15,270
  Legal fees................................................     41,003
  Custodian fees............................................     12,609
  Printing fees.............................................      9,174
  Insurance fees............................................      6,596
  Trustees' fees............................................      5,967
  Audit fees................................................      4,863
  Miscellaneous expense.....................................        697
                                                              ---------
                                                                587,746
  Less: expenses waived and reimbursed......................   (120,550)
                                                              ---------
     Total expenses.........................................    467,196
                                                              ---------
     Net investment income..................................    200,965
                                                              ---------
Net increase in net assets resulting from operations........  $ 200,965
                                                              =========

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX-MONTH
                                                               PERIOD ENDED            FOR THE
                                                              JUNE 30, 2004           YEAR ENDED
                                                               (UNAUDITED)        DECEMBER 31, 2003
                                                            ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income................................     $    200,965          $  1,135,187
     Net realized gain on investment securities...........                0                   250
                                                               ------------          ------------
     Net increase in net assets resulting from
       operations.........................................          200,965             1,135,437
  Distributions:
     From net investment income ($0.00 and $0.00 per
       share, respectively)...............................         (200,965)           (1,135,187)
  Capital share transactions:
     Net decrease from capital share transactions.........      (36,867,476)          (21,421,575)
                                                               ------------          ------------
     Total decrease in net assets.........................      (36,867,476)          (21,421,325)
NET ASSETS
  Beginning of period or year.............................      161,138,012           182,559,337
                                                               ------------          ------------
  End of period or year...................................     $124,270,536          $161,138,012
                                                               ============          ============

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD OR YEAR

                           FOR THE SIX-MONTH
                             PERIOD ENDED                FOR THE YEAR ENDED DECEMBER 31,
                             JUNE 30, 2004     ----------------------------------------------------
                              (UNAUDITED)        2003       2002       2001       2000       1999
                           -----------------   --------   --------   --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD OR
  YEAR...................      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               --------        --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
     income..............          0.00            0.00       0.01       0.03       0.06       0.04
                               --------        --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
  From net investment
     income..............         (0.00)+         (0.00)+    (0.01)     (0.03)     (0.06)     (0.04)
                               --------        --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
  PERIOD OR YEAR.........      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               ========        ========   ========   ========   ========   ========
TOTAL RETURN.............          0.15%           0.44%      1.14%      3.54%      5.65%      4.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  or year (000)..........      $124,271        $161,138   $182,559   $137,136   $130,053   $118,930
Ratio of expenses to
  average net
  assets(1)..............          0.68%*          0.65%      0.60%      0.59%      0.50%      0.50%
Ratio of net investment
  income to average net
  assets(2)..............          0.29%*          0.46%      1.11%      3.48%      5.51%      4.24%

------------
+ Distributions are less than a penny per share.

* Annualized

(1) Expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2004, and the years ended December 31, 2003, 2002, 2001, 2000, and 1999 would have been 0.85%, 0.75%, 0.82%, 0.87%, 0.90%, and 0.92%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2004, and the years ended December 31, 2003, 2002, 2001, 2000, and 1999 would have been 0.12%, 0.36%, 0.89%, 3.20%,
    5.11%, and 3.82%, respectively.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004
(UNAUDITED)

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2003 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer and Trustee to the Trust.

Weiss Funds, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

For the period ended June 30, 2004, the Manager had contractually agreed to limit the Fund's expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $120,550.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, Trustee, or employee of the Trust receives any compensation from the Trust.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

4.  NET ASSETS

At June 30, 2004, the Fund's net assets consisted of:

Paid in Capital..........................  $124,270,934
Undistributed net investment income......            --
Accumulated net realized loss on
  investments............................          (398)
Unrealized depreciation on investments...            --
                                           ------------
                                           $124,270,536
                                           ============

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as investment adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the period ended June 30, 2004 and the year ended December 31, 2003, respectively, are summarized below.

                            PERIOD ENDED JUNE 30, 2004 (UNAUDITED)       YEAR ENDED DECEMBER 31, 2003
                            ---------------------------------------    ---------------------------------
                                 SHARES                 VALUE              SHARES             VALUE
                            ----------------      -----------------    --------------    ---------------
Shares Sold.............       186,088,074          $ 186,088,074       1,697,118,229    $ 1,697,118,229
Shares Redeemed.........           160,648                160,648           1,112,898          1,112,898
Shares Repurchased......      (223,116,198)          (223,116,198)     (1,719,652,702)    (1,719,652,702)
                              ------------          -------------      --------------    ---------------
Net Increase
  (Decrease)............       (36,867,476)         $ (36,867,476)        (21,421,575)   $   (21,421,575)
                              ============          =============      ==============    ===============

6.  CAPITAL LOSS CARRYOVER

The Fund has a capital loss carryover of $398 that expires in 2006.

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS        OTHER
                                                                                                     IN FUND      TRUSTEESHIPS/
                                TERM OF OFFICE                                                       COMPLEX      DIRECTORSHIPS
NAME, (AGE), ADDRESS AND        AND LENGTH OF                 PRINCIPAL OCCUPATION(S)                OVERSEEN        HELD BY
POSITION(S) WITH TRUST          TIME SERVED(1)                  DURING PAST 5 YEARS                 BY TRUSTEE       TRUSTEE
------------------------        --------------                -----------------------               ----------  -----------------
---------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Ester S. Gordon, 62,         Trustee since       President, Esther's Natural, Inc. (November           1             None
 7111 Fairway Drive Suite     November 30, 1995   1999 - present) (vitamin and supplements
 102                                              distributor); Community Services Coordinator,
 Palm Beach Gardens, FL                           Nutrition S'Mart (February 2001 - present)
 33418                                            (natural food market).
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 70,        Trustee since       President, Wyndmoor Sales Co. Inc.                    1             None
 7111 Fairway Drive           November 30, 1995   (1985 - present) (textiles).
 Suite 102
 Palm Beach Gardens, FL
 33418
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 66,             Trustee since       President, Donald Wilk Corporation                    1             None
 7111 Fairway Drive           November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 102                                        processing).
 Palm Beach Gardens, FL
 33418
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------------------------
 Dana Nicholas, 43            President since     Vice President, Weiss Group, Inc. (November           1             None
 7111 Fairway Drive Suite     April 30, 2004;     1994 - present); President, the Manager (October
 102                          Trustee since       2001 - May 2004); Vice President, Weiss
 Palm Beach Gardens, FL       April 18, 2002;     Research, Inc. (November 1994 - October 2001;
 33418                        Secretary from      June 2004 - present).
 President and Trustee        April 18, 2002 to
                              April 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
 Martin D. Weiss, 57          Trustee since       Editor of "Safe Money Report"; President, Weiss       1        Director, Weiss
 7111 Fairway Drive Suite     November 30, 1995;  Group, Inc. (1971 - present); Director, Weiss                  Research, Inc.
 102                          President from      Group, Inc. (1971 - March 2004); Sole Director,
 Palm Beach Gardens, FL       November 19, 2001   the Manager (November 1980 - present).
 33418                        to April 30, 2004
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
                                               OFFICER(S) WHO ARE NOT TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------------------------
 John D. Leavitt, 47          Treasurer since     Controller and Corporate Treasurer, the Manager       1              N/A
 7111 Fairway Drive Suite     April 28, 2003,     (January 2001 - present); Director of
 102                          Secretary since     Accounting, OutSource International (November
 Palm Beach Gardens, FL       May 19, 2004        1998 - December 2000).
 33418
 Secretary and Treasurer
---------------------------------------------------------------------------------------------------------------------------------
 Charles D. Curtis, Jr., 48   Assistant           Vice President and Director of Accounting, PFPC,      1              N/A
 103 Bellevue Parkway         Treasurer since     Inc. (1991 - present).
 Wilmington, DE 19809         December 31, 2002
 Assistant Treasurer
---------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

(2) Ms. Nicholas and Mr. Weiss are deemed to be "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of their employment by the Manager.

WES0804

[WEISS FUND LOGO]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

   (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.


   (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                The Weiss Fund
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Dana Nicholas
                            ----------------------------------------------------
                            Dana Nicholas, President
                            (principal executive officer)

Date                        /s/ August 31, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Dana Nicholas
                            ----------------------------------------------------
                            Dana Nicholas, President
                            (principal executive officer)

Date                        /s/ August 31, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*   /s/ John D. Leavitt
                            ----------------------------------------------------
                            John D. Leavitt, Treasurer
                            (principal financial officer)

Date                        /s/ August 31, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.